Property, Plant and Equipment, Net	6 Months Ended
Jun. 30, 2026
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

6. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consisted of the following:

	June 30,	December 31,
	2026	2025
Vehicles	$354,267	$354,267
Building and leasehold land	1,792,352	1,792,352
Plant and machinery	807,648	807,648
Computer and accessories	3,871	3,916
Total Property, plant and equipment	2,958,138	2,958,183
Less: accumulated depreciation	(132,969)	(96,597)
Property, plant and equipment, net	$2,825,169	$2,861,586

During the six months ended June 30, 2026 and 2025, there was depreciation of $36,404 and $17,977, respectively.